Note 2 - Basis of Presentation and Summary of Significant Accounting Policies 1 (Details Textual)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2015 USD ($)
Durable Virtual Goods, Estimated Weighted Average Life						1 year 30 days
Revenue from Contract with Customer, Including Assessed Tax	$ 1,345,595	$ 733,673	$ 2,158,650	$ 1,622,361		$ 2,872,278	$ 3,141,360
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization, Total	429,517	250,412	728,567	543,765		884,202	1,033,452
Operating Income (Loss), Total	$ (268,756)	$ (553,984)	$ (926,686)	$ (1,146,655)		$ (2,676,262)	$ (922,380)
Earnings Per Share, Basic and Diluted, Total | $ / shares	$ 0	$ (0.01)	$ (0.01)	$ (0.02)		$ (0.03)	$ (0.06)
Accounts Receivable, Allowance for Credit Loss, Current	$ 0		$ 0			$ 0	$ 0
Cash Equivalents, at Carrying Value, Total	0		0			0	0
Cash, Uninsured Amount	259,905		259,905			608,762
Impairment of Long-Lived Assets Held-for-use			0		$ 0	0	0
Long-term Investments, Total	5,000		$ 5,000			$ 5,000	$ 5,000	$ 5,000
Platform Fee, Percentage of Gross Revenue			30.00%			30.00%
Revenue Share, Percent			30.00%			30.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			49,875,006	61,283,335		49,875,006	27,030,000
Restricted Stock Units (RSUs), Common Stock Options, and Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			49,875,006	61,283,335
Designated as Hedging Instrument [Member]
Derivative Liability, Total	0		$ 0			$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Platforms [Member]
Number of Major Gaming Platforms			2	2		2	2
Concentration Risk, Percentage			56.00%	50.00%		44.00%	44.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Platforms [Member]
Number of Major Gaming Platforms			2			2	2
Concentration Risk, Percentage			73.00%			66.00%	49.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Advertising Network [Member]
Concentration Risk, Percentage						10.00%
Number of Advertising Networks						1
Average Useful Lives of Durable Virtual Goods [Member]
Revenue from Contract with Customer, Including Assessed Tax	521,000
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization, Total	$ 156,000
Operating Income (Loss), Total			$ 365,000
Earnings Per Share, Basic and Diluted, Total | $ / shares	$ 0.01		$ 0
RPG/Arcade Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life	60 days					60 days
Rapid Launch Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life	60 days					60 days